UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07528

Insured Municipal Income Fund Inc.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2006

Item 1. Schedule of Investments

Insured Municipal Income Fund Inc.
SCHEDULE OF INVESTMENTS — June 30, 2006 (unaudited)

Principal
Amount		Moody’s	S&P	Maturity	Interest
(000) ($)		Rating	Rating	Dates	Rates (%)	Value ($)

Long-Term Municipal Bonds—163.50%

California—46.93%
3,000	California State Department of Water Resources Revenue-Central Valley Project-Series AC (MBIA Insured)	Aaa	AAA	12/01/27	5.000	3,072,360
30	California State General Obligation (FGIC Insured)	Aaa	AAA	11/01/12	7.000	30,297
3,305	Chino Valley Unified School District-Series A (FSA Insured)	Aaa	AAA	08/01/26	5.000	3,382,039
4,400	Inglewood Unified School District-1998 Election-Series C (FSA Insured)	Aaa	AAA	10/01/28	5.000	4,488,132
2,000	Long Beach Finance Authority Lease Revenue-Aquarium of the South Pacific (AMBAC Insured)	Aaa	AAA	11/01/15	5.500	2,144,040
5,000	Long Beach Harbor Revenue Refunding-Series A (FGIC Insured)††	Aaa	AAA	05/15/13	6.000	5,509,750
5,000	Los Angeles Community College District Refunding-Election 2001-Series A (FSA Insured)	Aaa	AAA	08/01/25	5.000	5,150,700
9,000	Los Angeles Community College District Refunding-Election 2001-Series A (FSA Insured)	Aaa	AAA	06/01/26	5.000	9,257,760
6,000	Los Angeles County Sanitation Districts Financing Authority Revenue-Capital Projects-District No.14-Subseries B (FGIC Insured)	NR	AAA	10/01/28	5.000	6,146,940
8,475	Los Angeles County Sanitation Districts Financing Authority Revenue-Capital Projects-Series A (FSA Insured)	Aaa	AAA	10/01/20	5.000	8,765,947
3,000	Los Angeles Unified School District-Series A (FSA Insured)	Aaa	AAA	07/01/20	5.250	3,171,030
11,625	Los Angeles Wastewater System Revenue Refunding-Subseries A (MBIA Insured)	Aaa	AAA	06/01/26	5.000	11,890,515
5,000	Los Angeles Water & Power Revenue-Power System-Series A-Subseries A-2 (MBIA-IBC Insured)	Aaa	AAA	07/01/30	5.000	5,091,600
6,000	Los Angeles Water & Power Revenue-Power System-Series B (FSA Insured)	Aaa	AAA	07/01/25	5.000	6,149,520
4,260	Metropolitan Water District Waterworks Revenue-Series B-3 (MBIA Insured)	Aaa	AAA	10/01/17	5.000	4,474,108
5,000	Metropolitan Water District Waterworks Revenue-Series B-3 (MBIA Insured)	Aaa	AAA	10/01/29	5.000	5,111,550
7,160	Oxnard Financing Authority Wastewater Revenue-Redwood Trunk Sewer & Headworks-Series A (FGIC Insured)	Aaa	AAA	06/01/34	5.250	7,463,799
10,000	Sacramento County Sanitation District Financing Authority Revenue Refunding (AMBAC Insured)	Aaa	AAA	12/01/27	5.000	10,156,300
7,000	Sacramento Municipal Utility District Electric Revenue-Municipal Utility District-Series R (MBIA Insured)	Aaa	AAA	08/15/19	5.000	7,254,170
5,000	Sacramento Municipal Utility District Electric Revenue-Municipal Utility District-Series R (MBIA Insured)	Aaa	AAA	08/15/33	5.000	5,092,700

Insured Municipal Income Fund Inc.
SCHEDULE OF INVESTMENTS — June 30, 2006 (unaudited)

Principal
Amount		Moody’s	S&P	Maturity	Interest
(000) ($)		Rating	Rating	Dates	Rates (%)	Value ($)

Long-Term Municipal Bonds—(continued)

California—(concluded)
4,000	San Francisco City & County Airports Commission International Airport Revenue Refunding-Second Series 27B (FGIC Insured)	Aaa	AAA	05/01/15	5.250	4,202,040
7,910	San Jose Libraries, Parks & Public Safety Project (MBIA Insured)	Aaa	AAA	09/01/27	5.000	8,096,043
9,000	San Jose Unified School District Santa Clara County-Election 2002-Series B (FGIC Insured)	Aaa	AAA	08/01/29	5.000	9,217,530
3,825	Walnut Energy Center Authority Revenue-Series A (AMBAC Insured)	Aaa	AAA	01/01/34	5.000	3,872,736

						139,191,606

District of Columbia—2.09%
4,000	District of Columbia Hospital Revenue Refunding-Medlantic Healthcare-Series A (Escrowed to Maturity) (MBIA Insured)	Aaa	AAA	08/15/14	5.750	4,088,280
2,000	Metropolitan Washington, D.C. Airport Authority Airport System Revenue-Series A (MBIA Insured)††	Aaa	AAA	10/01/16	5.250	2,114,220

						6,202,500

Florida—12.47%
8,000	Florida State Board of Education-Capital Outlay-Series E (FGIC Insured)	Aaa	AAA	06/01/24	5.000	8,180,880
10,220	Florida State Board of Education-Public Education-Series A (FSA Insured)	Aaa	AAA	06/01/27	5.000	10,423,174
1,060	Hillsborough County Port District Revenue-Tampa Port Authority Project-Series A (MBIA Insured)††	Aaa	AAA	06/01/16	5.750	1,138,005
1,115	Hillsborough County Port District Revenue-Tampa Port Authority Project-Series A (MBIA Insured)††	Aaa	AAA	06/01/17	5.750	1,197,053
1,175	Hillsborough County Port District Revenue-Tampa Port Authority Project-Series A (MBIA Insured)††	Aaa	AAA	06/01/18	5.750	1,261,468
1,240	Hillsborough County Port District Revenue-Tampa Port Authority Project-Series A (MBIA Insured)††	Aaa	AAA	06/01/19	5.750	1,331,252
10,000	Miami-Dade County Aviation Revenue Refunding-Miami International Airport-Series B (XLCA Insured)††	Aaa	AAA	10/01/18	5.000	10,290,400
3,000	Miami-Dade County Expressway Authority Toll System Revenue-Series B (FGIC Insured)	Aaa	AAA	07/01/26	5.250	3,160,440

						36,982,672

Georgia—7.63%
11,545	Atlanta Airport Revenue Refunding-Series D (FGIC Insured)††	Aaa	AAA	01/01/15	5.250	12,091,194
1,015	Columbus Building Authority Lease Revenue-Series A (FGIC Insured)	Aaa	AAA	01/01/16	5.250	1,083,807
15	Georgia Municipal Electric Authority Power Revenue-Series Y (Escrowed to Maturity) (MBIA-IBC Insured)	Aaa	AAA	01/01/10	10.000	17,904

Insured Municipal Income Fund Inc.
SCHEDULE OF INVESTMENTS — June 30, 2006 (unaudited)

Principal
Amount		Moody’s	S&P	Maturity	Interest
(000) ($)		Rating	Rating	Dates	Rates (%)	Value ($)

Long-Term Municipal Bonds—(continued)

Georgia—(concluded)
4,515	Georgia Municipal Electric Authority Power Revenue-Unrefunded Balance-Series Y (FSA-CR Insured)	Aaa	AAA	01/01/10	10.000	5,380,886
3,410	Georgia Municipal Electric Authority Power Revenue-Unrefunded Balance-Series Y (MBIA-IBC Insured)	Aaa	AAA	01/01/10	10.000	4,063,970

						22,637,761

Illinois—4.16%
1,500	Chicago General Obligation-Series A (FSA Insured)	Aaa	AAA	01/01/25	5.000	1,531,980
2,000	Chicago General Obligation-Series A (FSA Insured)	Aaa	AAA	01/01/26	5.000	2,040,100
740	Chicago General Obligation-Series A (Pre-refunded with US Government Securities to 01/01/11 @ 101) (MBIA Insured)	Aaa	AAA	01/01/14	5.500	793,095
260	Chicago General Obligation-Unrefunded Balance-Series A (MBIA Insured)	Aaa	AAA	01/01/14	5.500	277,103
4,500	Illinois Health Facilities Authority Revenue-Franciscan Sisters Health Care-Series C (Escrowed to Maturity) (MBIA Insured)	Aaa	AAA	09/01/18	5.750	4,995,900
2,395	Metropolitan Pier & Exposition Authority Dedicated State Tax-Series A-2002 (Pre-refunded with US Government Securities to 06/15/19 @ 100) (FGIC Insured)	Aaa	AAA	12/15/23	5.500	2,704,218

						12,342,396

Indiana—2.08%
1,000	Indiana University Revenues-Student Fee-Series O (FGIC Insured)	Aaa	AAA	08/01/18	5.250	1,054,010
5,000	Indianapolis Airport Authority Revenue Refunding-Special Facilities-Fed Ex Corp. Project (Federal Express Co. Insured)††	Baa2	BBB	01/15/17	5.100	5,101,250

						6,155,260

Maine—1.63%
4,785	Maine Health & Higher Educational Facilities Authority Revenue-Series A (Escrowed to Maturity) (FSA Insured)	NR	AAA	07/01/23	5.500	4,823,471

Massachusetts—1.73%
5,000	Massachusetts Health & Educational Facilities Authority Revenue-Harvard University-Series B	Aaa	AAA	07/15/32	5.000	5,139,050

Michigan—1.89%
5,525	Michigan State Hospital Finance Authority Revenue Refunding-Trinity Health Credit-Series D	Aa3	AA-	08/15/25	5.000	5,605,555

Missouri—1.70%
1,740	St. Louis Airport Revenue-Capital Improvement Program-Series A (MBIA Insured)	Aaa	AAA	07/01/15	5.375	1,839,458

Insured Municipal Income Fund Inc.
SCHEDULE OF INVESTMENTS — June 30, 2006 (unaudited)

Principal
Amount		Moody’s	S&P	Maturity	Interest
(000) ($)		Rating	Rating	Dates	Rates (%)	Value ($)

Long-Term Municipal Bonds—(continued)

Missouri—(concluded)
2,035	St. Louis Airport Revenue-Capital Improvement Program-Series A (MBIA Insured)	Aaa	AAA	07/01/16	5.375	2,149,103
1,000	St. Louis Airport Revenue-Capital Improvement Program-Series A (MBIA Insured)	Aaa	AAA	07/01/18	5.375	1,056,890

						5,045,451

Nevada—3.90%
4,000	Washoe County Gas & Water Facilities Revenue Refunding-Sierra Pacific Power Co. Project-Series B (MBIA Insured)	Aaa	AAA	06/01/23	5.900	4,053,680
7,500	Washoe County Water Facilities Revenue Refunding-Sierra Pacific Power Co. Project-Series A (MBIA Insured)	Aaa	AAA	06/01/23	5.900	7,511,850

						11,565,530

New Jersey—8.27%
3,150	New Jersey Economic Development Authority Revenue-Cigarette Tax (FGIC Insured)	Aaa	AAA	06/15/09	5.000	3,236,121
20,000	New Jersey Transportation Trust Fund Authority-Transportation System-Series A	A1	AA-	12/15/20	5.250	21,274,200

						24,510,321

New Mexico—2.89%
4,130	University of New Mexico Revenues-Hospital Mortgage (FSA-FHA Insured)	Aaa	AAA	01/01/23	5.000	4,236,761
4,230	University of New Mexico Revenues-Hospital Mortgage (FSA-FHA Insured)	Aaa	AAA	07/01/23	5.000	4,339,345

						8,576,106

New York—23.89%
3,000	New York State Dormitory Authority Revenues-Memorial Sloan Kettering Center-Series 1 (MBIA Insured)	Aaa	AAA	07/01/16	5.000	3,120,300
640	Long Island Power Authority Electric System Revenue-Series A (Pre-refunded with US Government Securities to 06/01/08 @ 101) (FSA Insured)	Aaa	AAA	12/01/22	5.125	661,850
1,360	Long Island Power Authority Electric System Revenue-Series A-Unrefunded Balance (FSA Insured)	Aaa	AAA	12/01/22	5.125	1,397,754
5,650	Metropolitan Transportation Authority Dedicated Tax Fund-Series A (FSA Insured)	Aaa	AAA	11/15/24	5.250	5,957,812
4,000	Metropolitan Transportation Authority Revenue-Series A (FGIC Insured)	Aaa	AAA	11/15/17	5.000	4,176,320
5,000	New York City General Obligation-Series G (AMBAC Insured)	Aaa	AAA	08/01/17	5.000	5,241,950
6,000	New York City General Obligation-Series O	A1	A+	06/01/24	5.000	6,081,660
5,000	New York City General Obligation-Series J-Subseries J-1	A1	AA-	06/01/27	5.000	5,058,300
4,615	New York City General Obligation-Subseries F-1	A1	AA-	09/01/25	5.000	4,682,517

Insured Municipal Income Fund Inc.
SCHEDULE OF INVESTMENTS — June 30, 2006 (unaudited)

Principal
Amount		Moody’s	S&P	Maturity	Interest
(000) ($)		Rating	Rating	Dates	Rates (%)	Value ($)

Long-Term Municipal Bonds—(continued)

New York—(concluded)
1,710	New York City Industrial Development Agency Special Facilities Revenue-Terminal One Group Association Project ††	A3	BBB+	01/01/07	5.000	1,717,404
5,000	New York City Industrial Development Agency Special Facilities Revenue-Terminal One Group Association Project ††	A3	BBB+	01/01/15	5.500	5,277,700
6,685	New York City Industrial Development Agency Special Facilities Revenue-Terminal One Group Association Project ††	A3	BBB+	01/01/16	5.500	7,070,123
2,750	New York City Industrial Development Agency Special Facilities Revenue-Terminal One Group Association Project ††	A3	BBB+	01/01/18	5.500 ‡	2,882,687
7,000	New York City Municipal Water Finance Authority Water & Sewer System Revenue-Series C (MBIA Insured)	Aaa	AAA	06/15/26	5.000	7,193,200
10,080	New York City Municipal Water Finance Authority Water & Sewer System Revenue-Series C (MBIA Insured)	Aaa	AAA	06/15/27	5.000	10,343,290

						70,862,867

North Carolina—2.13%
3,505	Charlotte Certificates of Participation Refunding-Convention Facilities Project-Series A (MBIA Insured)	Aaa	AAA	08/01/12	5.000	3,666,545
2,500	North Carolina Eastern Municipal Power Agency Power System Revenue Refunding-Series A	Baa2	BBB	01/01/12	5.500	2,650,650

						6,317,195

Ohio—1.76%
5,000	Cleveland Airport System Revenue-Series A (FSA Insured)	Aaa	AAA	01/01/14	5.250	5,217,500

Pennsylvania—5.34%
15,390	Allegheny County Sanitation Authority Sewer Revenue Refunding-Series A (MBIA Insured)	Aaa	AAA	12/01/23	5.000	15,843,851

South Carolina—10.99%
2,500	Medical University of South Carolina Hospital Authority Hospital Facilities Revenue Refunding-Series A (MBIA-FHA Insured)	Aaa	AAA	02/15/25	5.250	2,605,550
1,000	Myrtle Beach Water & Sewer Revenue System Refunding (FGIC Insured)	Aaa	AAA	03/01/15	5.375	1,068,990
20,000	South Carolina Public Service Authority Revenue-Santee Cooper-Series A (MBIA Insured)	Aaa	AAA	01/01/25	5.000	20,625,800
8,180	South Carolina Transportation Infrastructure Bank Revenue-Series A	Aaa	NR	10/01/33	5.000	8,293,293

						32,593,633

Insured Municipal Income Fund Inc.
SCHEDULE OF INVESTMENTS — June 30, 2006 (unaudited)

Principal
Amount	Moody’s	S&P	Maturity	Interest
(000) ($)	Rating	Rating	Dates	Rates (%)	Value ($)

Long-Term Municipal Bonds—(concluded)

Texas—18.31%
7,015	Austin Water & Wastewater System Revenue Refunding (MBIA Insured)	Aaa	AAA	05/15/29	5.000		7,140,779
5,170	Fort Bend Independent School District Refunding-Series A (PSF-GTD)	NR	AAA	08/15/26	5.250		5,406,372
13,500	Houston Utility System Revenue Refunding-First Lien-Series A (FGIC Insured)	Aaa	AAA	05/15/23	5.250		14,180,400
7,000	Houston Utility System Revenue Refunding-First Lien-Series A (MBIA Insured)	Aaa	AAA	05/15/25	5.250		7,334,390
2,000	Irving Independent School District Refunding-Capital Appreciation-Series A (PSF-GTD)†	Aaa	AAA	02/15/12	4.960	#	1,579,120
2,000	Jefferson County General Obligation Refunding (FGIC Insured)	Aaa	AAA	08/01/20	5.250		2,099,660
155	San Antonio Water Revenue (MBIA Insured)	Aaa	AAA	05/15/16	6.000		157,933
720	San Antonio Water Revenue (Pre-refunded with US Government Securities to 05/15/07 @ 100) (MBIA Insured)	Aaa	AAA	05/15/16	6.000		794,102
6,110	Texas A&M University Permanent University Fund Refunding	Aaa	NR	07/01/17	5.250		6,446,417
60	Williamson County General Obligation-Unrefunded Balance (FSA Insured)	Aaa	AAA	02/15/17	5.500		63,472
9,000	Wylie Independent School District Refunding (PSF-GTD)	Aaa	AAA	08/15/30	5.000		9,084,510

							54,287,155

Washington—3.30%
5,210	Washington State Public Power Supply Revenue Refunding-Systems Nuclear Project No. 2-Series A (Escrowed to Maturity) (MBIA Insured)	Aaa	AAA	07/01/11	6.550	#	4,231,875
2,220	Cowlitz County School District No. 458 Kelso (FSA Insured)	Aaa	NR	12/01/15	5.750		2,410,476
1,000	Cowlitz County School District No. 458 Kelso (FSA Insured)	Aaa	NR	12/01/18	5.750		1,080,450
2,000	Energy Northwest Electric Revenue-Columbia Generator Station-Series F (MBIA Insured)	Aaa	AAA	07/01/18	5.000		2,063,140

							9,785,941

Wisconsin—0.41%
1,105	Ladysmith-Hawkins School District Refunding (FGIC Insured)	Aaa	NR	04/01/20	5.500		1,201,378

Total Long-Term Municipal Bonds (cost—$491,009,376)							484,887,199

Short-Term Municipal Notes—3.10%

Missouri—3.10%
5,100	Missouri Health & Educational Facilities Authority Educational Facilities Revenue-St. Louis University-Series A (MBIA Insured)	VMIG-1	A-1+	07/03/06	3.850	*	5,100,000
4,100	Missouri Health & Educational Facilities Authority Health Facilities Revenue-Cox Health Systems (AMBAC Insured)	VMIG-1	A-1+	07/03/06	3.970	*	4,100,000

Total Short-Term Municipal Notes (cost—$9,200,000)							9,200,000

Insured Municipal Income Fund Inc.
SCHEDULE OF INVESTMENTS — June 30, 2006 (unaudited)

Value ($)

Total Investments (cost—$500,209,376)(1)(2)—166.60%	494,087,199

Other assets in excess of liabilities—4.21%	12,479,998

Liquidation value of auction preferred shares—(70.81)%	(210,000,000)

Net Assets applicable to common shareholders—100.00%	296,567,197

*	Variable rate demand notes are payable on demand. The maturity dates shown are the next interest rate reset dates. The interest rates shown are the current rates as of June 30, 2006.
#	Interest rate shown reflects yield to maturity at purchase date for zero coupon bonds.
†	Partial amount pledged as collateral for futures transactions.
††	Security subject to Alternative Minimum Tax.
‡	Floating rate security. The interest rate shown is the current rate as of June 30, 2006.
(1)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at June 30, 2006 were $1,666,676 and $7,788,853, respectively, resulting in net unrealized depreciation of investments of $6,122,177.
(2)	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board or its delegate determines that this does not represent fair value. Securities traded in the over-the-counter (“OTC”) market are valued at the last bid price available on the valuation date prior to valuation.

AMBAC	—	American Municipal Bond Assurance Corporation
CR	—	Custodial Receipts
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Authority
FSA	—	Financial Security Assurance
GTD	—	Guaranteed
IBC	—	Insured Bond Certificate
MBIA	—	Municipal Bond Investors Assurance
NR	—	Not Rated
PSF	—	Permanent School Fund
XLCA	—	XL Capital Assurance

Futures Contracts

Number of		In	Expiration	Unrealized
Contracts	Contracts to Deliver	Exchange For ($)	Dates	Appreciation ($)

75	US Treasury Bond 20 Year Futures	8,020,031	September 2006	20,812
225	US Treasury Note 10 Year Futures	23,683,922	September 2006	90,563

				111,375

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated March 31, 2006.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Insured Municipal Income Fund Inc.

By:	/s/ W. Douglas Beck

W. Douglas Beck
President

Date:	August 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck

W. Douglas Beck
President

Date:	August 18, 2006

By:	/s/ Thomas Disbrow

Thomas Disbrow
Vice President and Treasurer

Date:	August 18, 2006